Schedule of Investments (unaudited) November 30, 2019	iShares® 1-3 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.3%
U.S. Treasury Note/Bond
1.13%, 03/31/20	$3	$2,995
1.13%, 04/30/20	1	998
1.13%, 02/28/21	191,303	189,950,428
1.13%, 08/31/21	664,912	658,704,421
1.25%, 03/31/21	527,307	524,237,612
1.25%, 10/31/21	50,192	49,813,599
1.38%, 02/29/20	4	3,597
1.38%, 03/31/20	19	18,981
1.38%, 04/30/20	450	449,490
1.38%, 05/31/20	594	593,118
1.38%, 08/31/20	334	333,243
1.38%, 09/30/20	160	159,606
1.38%, 01/31/21	3,128	3,116,270
1.38%, 04/30/21	565,720	563,355,466
1.38%, 10/15/22	188,810	187,570,934
1.50%, 04/15/20	1	999
1.50%, 05/15/20	293	292,783
1.50%, 05/31/20	266	265,771
1.50%, 06/15/20	870	869,422
1.50%, 07/15/20	449	448,544
1.50%, 01/31/22	151,872	151,486,388
1.63%, 03/15/20	1	1,000
1.63%, 06/30/20	232	231,964
1.63%, 07/31/20	128	127,970
1.63%, 10/15/20	76	75,961
1.63%, 11/30/20	12,762	12,752,528
1.63%, 08/15/22	11,800	11,806,914
1.63%, 08/31/22	225,538	225,661,342
1.63%, 11/15/22	850,000	850,531,250
1.75%, 10/31/20	155	155,085
1.75%, 12/31/20	103,946	103,982,543
1.75%, 11/30/21	38,414	38,501,031
1.75%, 02/28/22	167,760	168,225,272
1.75%, 03/31/22	148,402	148,906,335
1.75%, 04/30/22	103,115	103,465,430
1.75%, 05/15/22	168,644	169,243,477
1.75%, 05/31/22	671,109	673,442,151
1.75%, 06/30/22	83,051	83,381,907
1.75%, 07/15/22	439,197	440,758,209
1.75%, 09/30/22	77,638	77,950,372
1.75%, 01/31/23	12,000	12,051,563
1.88%, 06/30/20	371	371,464
1.88%, 01/31/22	212,031	213,124,285
1.88%, 02/28/22	142,044	142,815,255
1.88%, 03/31/22	5,790	5,824,328
1.88%, 04/30/22	922,453	928,038,167
1.88%, 05/31/22	135,124	136,016,029
1.88%, 07/31/22	457,299	460,478,655
1.88%, 08/31/22	109,900	110,685,614
1.88%, 09/30/22	99,060	99,806,819
1.88%, 10/31/22	54,234	54,647,111
2.00%, 07/31/20	308	308,674
2.00%, 09/30/20	1,925	1,930,038
2.00%, 11/30/20	574,226	575,975,598
2.00%, 02/28/21	443,433	445,044,109
2.00%, 05/31/21	114,950	115,484,338

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.00%, 08/31/21	$289,246	$290,929,501
2.00%, 10/31/21	282,886	284,786,640
2.00%, 12/31/21	80,142	80,739,935
2.00%, 07/31/22	19,819	20,023,383
2.00%, 10/31/22	84,360	85,302,460
2.13%, 08/31/20	7	7,024
2.13%, 01/31/21	337,372	339,045,682
2.13%, 06/30/21	36,330	36,588,284
2.13%, 08/15/21	396,129	399,208,285
2.13%, 09/30/21	61,482	61,998,353
2.13%, 05/15/22	877,084	887,670,676
2.13%, 06/30/22	270,980	274,568,369
2.25%, 02/29/20	1	1,001
2.25%, 03/31/21	301,974	304,191,622
2.25%, 04/30/21	1,456,642	1,467,965,119
2.25%, 07/31/21	127,512	128,707,425
2.25%, 04/15/22	321,641	326,352,945
2.38%, 04/30/20	53	53,149
2.38%, 12/31/20	347,606	350,064,085
2.38%, 03/15/21	58,600	59,110,461
2.50%, 12/31/20	5,218	5,262,027
2.50%, 01/15/22	732,528	745,805,070
2.50%, 02/15/22	757,741	771,978,241
2.63%, 08/15/20	930	936,067
2.63%, 11/15/20	26,975	27,209,978
2.63%, 06/15/21	203,026	205,904,846
2.63%, 07/15/21	128,744	130,680,189
2.63%, 12/15/21	287	292,762
2.75%, 08/15/21	362,211	368,733,321
2.75%, 09/15/21	183	186,387
2.88%, 10/15/21	525,563	537,305,742
2.88%, 11/15/21	319,705	327,235,552
3.50%, 05/15/20	344	346,835
3.63%, 02/15/21	3,258	3,332,069
7.25%, 08/15/22	27,578	31,667,300
8.13%, 05/15/21	95	103,828
8.75%, 08/15/20	1,655	1,734,647

		17,299,506,713

Total U.S. Government Obligations — 98.3% (Cost: $17,174,011,095)		17,299,506,713

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(a)(b)	159,221	159,221,000

Total Short-Term Investments — 0.9% (Cost: $159,221,000)		159,221,000

Total Investments in Securities — 99.2% (Cost: $17,333,232,095)		17,458,727,713

Other Assets, Less Liabilities — 0.8%		133,815,495

Net Assets — 100.0%		$17,592,543,208

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® 1-3 Year Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 11/30/19 (000)	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	44,381	114,840	159,221	$159,221,000	$4,117,447	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$17,299,506,713	$—	$17,299,506,713
Money Market Funds	159,221,000	—	—	159,221,000

	$159,221,000	$17,299,506,713	$—	$17,458,727,713

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